Asset Acquisitions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions								9 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 01, 2024	Nov. 13, 2023	Sep. 30, 2023	Jul. 28, 2023	Mar. 29, 2023	May 23, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jul. 24, 2023	Apr. 12, 2023	May 27, 2022
Business Acquisition [Line Items]
Warrants to purchase exercise price per share				$ 0.0025				$ 0.0025		$ 0.0025
Fair value of warrants				$ 0				$ (4,406)	$ 1,619	$ 2,870
Virage Amendment [Member]
Business Acquisition [Line Items]
Operating reserve maintained			$ 47,500								$ 47,500	$ 70,000
Budget percentage			10.00%
Fair value of warrants								$ 43,700
Description of swap agreement amendment					(a) rights to recovery proceeds arising from Claims held by VRM MSP, with dates of service before January 1, 2014, were transferred to MSP Recovery; (b) MSP Recovery contributed to VRM MSP in the form of in-kind ownership interests to certain Series entities holding Claims; and (c) as a result of such capital contributions, MSP Recovery was admitted as a member of VRM MSP.
Virage Amendment [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Description of cash payments made to counter party	cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end	cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end
Claims Cost Recovery Agreements [Member]
Business Acquisition [Line Items]
Net gain on sale of claims transactions						$ 4,600
Realized claim recoveries						150,000
Carrying value of claims						40,900
Fair value of claims						285,500
Claims Cost Recovery Agreements [Member] | Purchase Money Loan [Member]
Business Acquisition [Line Items]
Fair value of claims						$ 250,000
Class A [Member]
Business Acquisition [Line Items]
Warrants to purchase exercise price per share				$ 287.5				$ 287.5		$ 287.5
Fair value of warrants										$ 2,900
Class A [Member] | Virage Amendment [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Description of warrants issued to counter party	warrants to purchase Class A common stock at $0.0001 per share, in an amount equal to the quotient of 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and the volume weighted average price of a share of our Class A common stock.	warrants to purchase Class A common stock at $0.0001 per share, in an amount equal to the quotient of 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and the volume weighted average price of a share of our Class A common stock for the five day period prior to the issuance.
Warrants to purchase exercise price per share	$ 0.0001	$ 0.0001
Warrants expire date		Jan. 01, 2026
Series MRCS LLC [Member] | Claims Cost Recovery Agreements [Member]
Business Acquisition [Line Items]
Number of Up C units issued in exchange of assets acquired							7.9
Finite life intangible assets acquired useful life							8 years
Series MRCS LLC [Member] | Class A [Member] | Claims Cost Recovery Agreements [Member]
Business Acquisition [Line Items]
Percentage of discount on shares lack of marketability							4.50%						4.50%
VRM MSP Recovery Partners LLC [Member] | Investment in Rights to Claim Recovery Cash Flows [Member]
Business Acquisition [Line Items]
Number of Up C units issued in exchange of assets acquired							14.3
VRM MSP Recovery Partners LLC [Member] | Claims Cost Recovery Agreements [Member]
Business Acquisition [Line Items]
Number of Up C units issued in exchange of assets acquired							14.3
VRM [Member] | Reserved Shares [Member]
Business Acquisition [Line Items]
Annual compounded return percentage on contribution							20.00%
Value of full return				$ 900,500				$ 900,500		$ 787,900
Hazel Transactions [Member]
Business Acquisition [Line Items]
Credit facility, agreement date						Mar. 29, 2023
Purchase price						$ 390,000
Purchase money loan						250,000
Realized claim recoveries						150,000
Fair value of claims						$ 45,500
Hazel Transactions [Member] | Amended and Restated Credit Agreement [Member]
Business Acquisition [Line Items]
Credit facility, agreement date						Mar. 29, 2023		Mar. 29, 2023
Separate Transaction [Member]
Business Acquisition [Line Items]
Purchase price						$ 150,000